DEPOSITS FROM BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Demand deposits	R$ 1,203,130	R$ 1,419,303
Interbank deposits	5,485,877	3,008,439
Securities sold under agreements to repurchase	349,702,217	283,049,765
Borrowings	38,999,650	46,769,666
On-lending	31,708,620	27,571,137
Total	R$ 427,099,494	R$ 361,818,310